26. Net revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Schedule of revenue

Similarly, certain contract compliance costs are also deferred to the extent that they relate to performance obligations under the customer agreement, i.e. when the customer obtains control over the asset.

	2019	2018	2017

Net operational revenue	17,377,194	16,981,329	16,233,959

Gross operating revenue	25,182,831	24,232,404	22,611,074

Service revenue	23,820,343	23,065,648	21,433,515
Service revenue – Mobile	22,145,033	21,531,779	20,147,585
Service revenue – Landline	1,675,310	1,533,869	1,285,930

Goods sold	1,362,488	1,166,756	1,177,559

Deductions from gross revenue	(7,805,637)	(7,251,075)	(6,377,115)
Taxes	(4,939,980)	(5,163,797)	(5,027,406))
Discounts given	(2,843,670)	(2,073,892)	(1,329,600)
Returns and other	(21,987)	(13,386)	(20,109)